15. INTANGIBLE ASSETS (Details 1) - Discounted Cash Flow [Member]	12 Months Ended
Dec. 31, 2019 Exchange rate
Exchange Rate - BRL / USD [Member]
Disclosure of detailed information about intangible assets [line items]
Exchange rate, 2020	3.8
Exchange rate, 2021	3.8
Exchange rate, 2022	3.85
Exchange rate, 2023	3.9
Exchange rate, 2024	3.95
Inflation Brazil [Member]
Disclosure of detailed information about intangible assets [line items]
Assumptions, 2020	3.80%
Assumptions, 2021	3.75%
Assumptions, 2022	3.75%
Assumptions, 2023	3.38%
Assumptions, 2024	3.38%
Inflation - United States [Member]
Disclosure of detailed information about intangible assets [line items]
Assumptions, 2020	2.02%
Assumptions, 2021	2.20%
Assumptions, 2022	2.20%
Assumptions, 2023	2.20%
Assumptions, 2024	2.20%